UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%

	Shares	Value

CONSUMER DISCRETIONARY — 10.1%

Cooper Tire & Rubber	221,800	$7,807,360

DSW, Cl A	263,300	7,174,925

Extended Stay America	551,300	9,427,230

Group 1 Automotive	141,927	8,661,805

Haverty Furniture	137,829	2,807,577

MDC Holdings	273,335	9,000,922

Red Robin Gourmet Burgers*	212,100	6,782,958

Regis*	180,759	3,371,155

TRI Pointe Group*	738,350	9,930,807

Universal Electronics*	142,000	4,000,140

Vista Outdoor*	256,100	2,555,878

Winnebago Industries	127,000	3,632,200

		75,152,957

CONSUMER STAPLES — 2.7%

Landec*	305,100	3,871,719

Sanderson Farms	61,300	7,546,030

TreeHouse Foods*	152,300	8,888,228

		20,305,977

ENERGY — 3.2%

Carrizo Oil & Gas*	437,929	5,377,768

Dril-Quip*	182,100	6,817,824

Earthstone Energy, Cl A*	440,100	2,653,803

McDermott International*	472,165	4,164,495

Whiting Petroleum*	176,100	5,041,743

		24,055,633

FINANCIAL SERVICES — 24.3%

Ameris Bancorp	216,691	8,223,423

Argo Group International Holdings	138,856	9,267,250

Banc of California	503,400	7,339,572

Boston Private Financial Holdings	379,320	4,400,112

Bryn Mawr Bank	216,739	8,017,176

CenterState Bank	125,923	3,122,890

ConnectOne Bancorp	379,800	7,596,000

Enterprise Financial Services	135,501	5,979,659

First Bancorp	210,694	7,747,218

First Merchants	151,019	5,531,826

Franklin Financial Network*	71,904	2,291,581

Hanmi Financial	128,141	2,810,132

HomeStreet*	301,191	7,370,144

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIAL SERVICES — continued

HomeTrust Bancshares	79,468	$2,145,636

Independent Bank Group	145,400	7,671,304

James River Group Holdings	190,300	7,339,871

MGIC Investment*	772,200	9,637,056

Navigators Group	120,878	8,437,284

Pinnacle Financial Partners	84,709	4,554,803

PRA Group*	269,200	7,944,092

Sandy Spring Bancorp	199,900	6,518,739

Seacoast Banking Corp of Florida*	315,602	8,685,367

Simmons First National, Cl A	375,344	9,286,011

Sterling Bancorp	434,300	8,355,932

TriCo Bancshares	188,137	7,096,528

UMH Properties†	408,818	5,735,716

Union Bankshares	218,400	6,892,704

		179,998,026

HEALTH CARE — 4.2%

ANI Pharmaceuticals*	101,500	5,454,610

Cross Country Healthcare*	349,500	3,365,685

Ensign Group	162,170	7,065,747

NuVasive*	160,000	8,022,400

Providence Service*	116,200	7,453,068

		31,361,510

INDUSTRIALS — 12.3%

Astec Industries	180,000	6,663,600

Atkore International Group*	413,109	9,579,998

Benchmark Electronics	338,800	8,612,296

Dycom Industries*	138,000	8,010,900

Federal Signal	395,800	8,699,684

Greif, Cl A	157,700	6,150,300

ICF International	152,964	10,083,387

Knoll	380,300	7,666,848

Knowles*	612,400	9,553,440

Lydall*	94,200	2,498,184

MYR Group*	213,710	6,511,743

SP Plus*	222,619	7,368,689

		91,399,069

INFORMATION TECHNOLOGY — 6.6%

Advanced Energy Industries*	177,500	9,103,975

Applied Optoelectronics*	171,591	2,982,252

Conduent*	611,300	7,794,075

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

NetScout Systems*	307,200	$7,965,696

Perficient*	404,000	10,306,040

Verint Systems*	218,300	10,559,171

		48,711,209

MATERIALS — 1.6%

Neenah	51,505	3,588,353

Orion Engineered Carbons	136,323	3,761,152

US Concrete*	137,500	4,895,000

		12,244,505

MATERIALS & PROCESSING — 7.3%

ABM Industries	282,600	9,662,094

Belden CDT	175,172	9,390,971

Brady, Cl A	122,334	5,469,553

Cambrex*	116,560	5,087,844

Innophos Holdings	220,687	6,598,541

Minerals Technologies	123,886	7,256,003

Quanex Building Products	422,371	6,610,106

US Silica Holdings	289,100	3,897,068

		53,972,180

PRODUCER DURABLES — 10.2%

Actuant, Cl A	288,443	6,602,460

Albany International, Cl A	95,171	6,534,441

CBIZ*	363,911	7,132,656

Compass Diversified Holdings(A)	382,655	5,789,570

Granite Construction	187,130	8,087,759

Heartland Express	438,953	8,783,450

Kaman	138,246	8,173,103

Methode Electronics	353,054	9,091,140

Regal Beloit	99,756	7,657,271

Werner Enterprises	228,600	7,525,512

		75,377,362

REAL ESTATE — 8.0%

Brandywine Realty Trust†	522,248	7,859,832

CatchMark Timber Trust, Cl A†	609,741	5,603,520

Empire State Realty Trust, Cl A†	495,775	7,664,682

First Industrial Realty Trust†	195,900	6,409,848

Jernigan Capital†	152,200	3,299,696

Kite Realty Group Trust†	630,543	10,485,930

Pebblebrook Hotel Trust†	243,677	7,809,848

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued

QTS Realty Trust, Cl A†	235,400	$9,912,694

		59,046,050

TECHNOLOGY — 3.1%

FormFactor*	443,593	6,662,767

NextGen Healthcare*	482,216	8,525,579

Progress Software	211,574	7,665,326

		22,853,672

UTILITIES — 2.8%

El Paso Electric	129,200	6,785,584

IDACORP	51,664	5,037,240

Spire	114,500	9,087,865

		20,910,689

TOTAL COMMON STOCK

(Cost $674,433,873)		715,388,839

WARRANTS — 0.0%

	Number of Warrants	Value

SAExploration Holdings, Ser A, Expires 08/01/2021* (B)	2,784	—

SAExploration Holdings, Ser B, Expires 08/01/2021* (B)	2,784	—

TOTAL WARRANTS

(Cost $–)		—

SHORT-TERM INVESTMENT — 5.4%

	Shares	Value

Dreyfus Treasury Prime Cash Management, Cl A 2.250%, (C) (Cost $40,286,684)	40,286,684	40,286,684

TOTAL INVESTMENTS — 101.8% (Cost $714,720,557)		$755,675,523

Percentages are based on Net Assets of $742,041,134.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Security considered to be a Master Limited Partnership. The total value of such security as of January 31, 2019 was $5,789,570 or 0.8% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2019
(Unaudited)

(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2019, was $0 and represented 0.0% of net assets.

(C)	The rate shown is the 7-day effective yield as of January 31, 2019.

Cl — Class

Ser — Series

The following is a list of the inputs used as of January 31, 2019 when valuing the Portfolio’s investments:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$715,388,839	$—	$—	$715,388,839
Warrants	—	—	—	—
Short-Term Investment	40,286,684	—	—	40,286,684

Total Investments in Securities	$755,675,523	$—	$—	$755,675,523

*	Portfolio investment in warrants is considered Level 3.

Amounts designated as “-” are either $0 or have been rounded to $0.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were Level 3 securities. All transfers, if any, are recognized by the Portfolio at the period end.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-3000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019